Schedule of Investments (unaudited)
December 31, 2020
BlackRock 40/60 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 46.3%
BlackRock Emerging Markets Fund, Inc., Class K	813,357	$ 26,003,023
BlackRock Technology Opportunities Fund, Class K(b)	200,180	13,057,774
iShares Core MSCI EAFE ETF	176,589	12,200,534
iShares Core S&P Small-Cap ETF	72,333	6,647,403
iShares Core S&P Total U.S. Stock Market ETF	817,475	70,482,694
iShares ESG Aware MSCI USA ETF	543,444	46,752,487
iShares MSCI EAFE Growth ETF	234,940	23,707,796
iShares MSCI USA Min Vol Factor ETF	167,211	11,350,283
iShares MSCI USA Value Factor ETF	271,314	23,579,900
iShares U.S. Medical Devices ETF(c)	35,809	11,720,286
Master Advantage Large Cap Core Portfolio	$ 17,890,956	17,890,956
		263,393,136
Fixed-Income Funds — 53.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	8,617,526	89,449,925
iShares 1-3 Year Treasury Bond ETF	246,763	21,315,388
iShares 20+ Year Treasury Bond ETF	133,351	21,033,453
iShares U.S. Treasury Bond ETF	1,387,348	37,791,359
Master Total Return Portfolio	$ 136,198,250	136,198,250
		305,788,375
Total Long-Term Investments — 100.1% (Cost: $490,155,235)		569,181,511
Security	Shares	Value
Short-Term Securities(a)(d)
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	1,512,722	$ 1,512,722
SL Liquidity Series, LLC, Money Market Series, 0.17%(e)	695,416	695,625
Total Short-Term Securities — 0.4% (Cost: $2,208,347)		2,208,347
Total Investments — 100.5% (Cost: $492,363,582)		571,389,858
Liabilities in Excess of Other Assets — (0.5)%		(3,038,498)
Net Assets — 100.0%		$ 568,351,360
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$ 20,767,299	$ 1,954,979	$ (1,430,762)	$ 18,676	$ 4,692,831	$ 26,003,023	813,357	$ 180,600	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	1,512,722(a)	—	—	—	1,512,722	1,512,722	135	—
BlackRock Strategic Income Opportunities Portfolio, Class K	88,543,055	7,944,768	(9,607,502)	56,824	2,512,780	89,449,925	8,617,526	672,521	202,746
BlackRock Technology Opportunities Fund, Class K	11,813,828	1,435,247	(2,114,199)	367,900	1,554,998	13,057,774	200,180	—	547,558

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock 40/60 Target Allocation Fund
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 1-3 Year Treasury Bond ETF	$ —	$ 21,545,465	$ (223,171)	$ (181)	$ (6,725)	$ 21,315,388	246,763	$ 24,733	$ —
iShares 20+ Year Treasury Bond ETF	—	21,455,055	(224,454)	(4,768)	(192,380)	21,033,453	133,351	64,222	—
iShares Core MSCI EAFE ETF	13,929,322	968,872	(4,253,457)	118,324	1,437,473	12,200,534	176,589	106,729	—
iShares Core S&P Small-Cap ETF	18,671,699	575,259	(14,967,544)	706,411	1,661,578	6,647,403	72,333	17,704	—
iShares Core S&P Total U.S. Stock Market ETF	50,646,920	14,402,551	(2,581,348)	30,704	7,983,867	70,482,694	817,475	275,893	—
iShares ESG Aware MSCI USA ETF	20,704,047	21,722,747	(452,171)	(1,698)	4,779,562	46,752,487	543,444	156,587	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	38,848,612	294,540	(39,033,287)	408,918	(518,783)	—	—	84,924	—
iShares MSCI EAFE Growth ETF	20,441,229	1,778,233	(1,023,149)	2,786	2,508,697	23,707,796	234,940	81,698	—
iShares MSCI USA Min Vol Factor ETF	9,903,769	888,793	(107,103)	(854)	665,678	11,350,283	167,211	49,845	—
iShares MSCI USA Value Factor ETF	18,234,727	2,198,368	(231,424)	(2,963)	3,381,192	23,579,900	271,314	143,288	—
iShares U.S. Medical Devices ETF	10,616,735	889,484	(754,124)	25,691	942,500	11,720,286	35,809	14,314	—
iShares U.S. Treasury Bond ETF	46,616,799	3,411,314	(11,221,086)	(32,096)	(983,572)	37,791,359	1,387,348	458,492	—
Master Advantage Large Cap Core Portfolio	20,833,313	—	(4,882,860)(a)(c)	492,242	1,448,261	17,890,956	$17,890,956	47,832	—

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock 40/60 Target Allocation Fund
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio	$ 101,013,273	$ 33,282,636(a)(c)	$ —	$ 620,352	$ 1,281,989	$ 136,198,250	$136,198,250	$ 806,065	$ —
SL Liquidity Series, LLC, Money Market Series	—	696,778(a)	—	(1,153)	—	695,625	695,416	17,729(d)	—
				$ 2,805,115	$ 33,149,946	$ 571,389,858		$ 3,203,311	$ 750,304
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 415,092,305	$ —	$ —	$ 415,092,305
Short-Term Securities
Money Market Funds	1,512,722	—	—	1,512,722
	$ 416,605,027	$ —	$ —	416,605,027
Investments Valued at NAV(a)				154,784,831
				$ 571,389,858
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock 40/60 Target Allocation Fund
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
4